SCHEDULE OF COST OF REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total cost of revenues	$ 20,122,013	$ 18,731,995	$ 13,266,821
Electric Vehicles and Accessories Sales [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues	20,122,013	18,160,407	12,561,601
Software Development and Design Services [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues		$ 571,588	$ 705,220